--------------------------------------------------------------------------------
    VALOR INVESTMENT FUND, INC.
    Financial Statements for the
    Six Months Ended January 31, 1999, and
    Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 1999, and the related statements of operations, shareholders' investment, and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended July 31, 1998 and in our report dated September 21, 1998, we expressed an unqualified opinion on such statement of changes in net assets.



/s/ Deloitte & Touche LLP
    Detroit, Michigan
March 25, 1999

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities - at market value (cost of $13,151,429)     $14,041,013
  Interest receivable                                                       202,327
  Prepaid expenses                                                            6,970
                                                                        -----------

           Total assets                                                  14,250,310

LIABILITIES - Accrued expenses                                               11,500
                                                                        -----------
NET ASSETS (equivalent to $16.12 per share based on 883,525 shares of
  common stock outstanding at January 31, 1999)                         $14,238,810
                                                                        ===========


See notes to financial statements and Independent Accountants Review  Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999
--------------------------------------------------------------------------------

                                                                                 COST
                                                                                  OR
                                                                  PRINCIPAL    AMORTIZED
                                                                     AMOUNT      COST            MARKET
MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                           $   65,705   $   65,705   $   65,705

SHORT-TERM MUNICIPAL BONDS -
 Lenawee Co Mich General Obligation, 6.05%, May 1, 1998             100,000      100,000      100,789

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012               275,000      272,875      306,702
  Ann Arbor General Obl, 6.000%, September 1, 2009                  100,000       98,344      107,477
  Avondale School District, 5.800%, May 1, 2015                     140,000      140,000      152,666
  Bay County General Obl, 6.500%, May 1, 2004                       500,000      500,000      514,065
  Berkley City Sch Dist MI FGIC, 5.6250%, January 1, 2015           270,000      262,761      287,267
  Brandon School District, 5.600%, May 1, 2010                      100,000       98,881      111,604
  Brevard County Solid Waste Disposal, 5.700%,
     April 1, 2009                                                  100,000      100,000      106,805
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                   150,000      150,000      165,163
  Carrollton Public School District, 6.400%, May 1, 2004             65,000       64,835       67,483
  Carrollton Public School District, 6.400%, May 1, 2005             75,000       74,777       77,865
  Carrollton Public School District, 6.400%, May 1, 2006             75,000       74,746       77,865
  Carrollton Public School District, 6.400%, May 1, 2007             75,000       74,716       77,875
  Cedar Springs Public School Distrct, 5.875%, May 1, 2014          250,000      249,439      278,450
  Central Michigan University Rev., 7.000%, October 1, 2000         210,000      218,382      226,970
  Central Michigan University Rev., 5.500%, October 1, 2010         200,000      200,000      211,902
  Central Michigan University Rev., 6.000%, October 1, 2013         100,000      100,867      108,598
  Cheboygan General Obl., AMBAC, 5.400%,
    November 1, 2015                                                100,000       98,971      107,447
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013             100,000      100,000      108,213
  Chicago, Ill. General Obl., 6.250%, January 1, 2012               200,000      206,419      217,474
  Chicago O'Hare Airport, Intl  Rev., 6.750%, January 1, 2018       230,000      250,894      250,900
  Clawson City School District, 4.90%, May 1, 2010                  200,000      199,014      204,588
  Clintondale Comm. Schools, 6.500%, May 1, 2010                    100,000       99,652      112,123
  Cook County General Obl., 5.400%, November 15, 2008               200,000      200,000      214,856
  Desoto Independent School District, 4.900%,
     August 15, 2014                                                 75,000       75,000       75,039
  Essexville Hampton Public Schools, MI FGIC, 5.500%,
    May 1, 2117                                                     150,000      146,410      166,456
  Eugene Trojan Nuclear Proj Rev OR, 5.900%                         145,000      145,563      149,336
    September 1, 2009
  Ferndale Sch Dist FGIC, 5.375%, May 1, 2116                       100,000       98,176      103,915
  Flat Rock Comm. School District, 5.250%, May 1, 2010              125,000      123,585      131,946
                                                                 ----------   ----------   ----------
                      Total forward                               4,410,000    4,424,307    4,721,050

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999
--------------------------------------------------------------------------------

                                                                                      COST
                                                                                       OR
                                                                       PRINCIPAL    AMORTIZED
                                                                          AMOUNT      COST             MARKET

           Total Forward                                              $4,410,000   $4,424,307   $4,721,050

Flat Rock Comm. School District, 5.250%, May 1, 2010                     125,000      123,585      131,946
Florida State Board of Education, 6.000%, May 1, 2005                    500,000      500,000      513,655
Florida State Board of Education, 5.200%, June 1, 2006                    25,000       23,139       25,568
Grand Haven Area Public Schools, 6.050%, May 1, 2014                     165,000      163,581      181,028
Grand Ledge Public Schools, May 1, 2008                                   50,000       53,528       56,701
Greenville Public Schools, 5.000%, May 1, 2004                           300,000      299,066      307,575
Grosse Isle General Obl., 5.200%, March 1, 2008                           25,000       24,688       25,988
Huron Valley School District MI FGIC, 5.875%, May 1, 2016                100,000       99,038      113,593
Hudsonville Public Schools, 6.000%, May 1, 2009                          100,000      100,000      112,383
Illinois State Sales Tax Rev., 5.400%, June 15, 2013                     150,000      146,449      160,909
Kalamazoo Water Rev., MI FSA, 5.625%
  September 1, 2011                                                      100,000       98,585      109,427
Kentwood Public Schools, 6.400%, May 1, 2015                             500,000      500,000      552,660
King County General Obl., 6.200%, June 1, 2002                           500,000      500,000      501,265
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                        180,000      179,516      191,745
Lenawee County, MI Gen. Obl., 6.100%, May 1, 2000                        125,000      125,000      127,166
Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001                        125,000      125,000      127,182
Lincoln Consolidated Sch Dist MI FGIC, 5.80%, May 1, 2114                115,000      115,000      128,091
Macomb Water Sup. & Sew. Disposal, 6.000%,
  January 1, 2012                                                        200,000      200,000      210,622
Marysville Public Sch Dist, 5.750%, May 1, 2014                          150,000      147,986      165,944
Michigan Higher Ed Stu Ln Rv, 6.000%, September 1, 2008                  170,000      170,814      181,429
Michigan Municipal Bond Auth. Rev. 5.400%,
 October 1, 2014                                                         100,000       96,699      105,131
Michigan Public Power Agency Rev. 5.500%
 January 1, 2113                                                         100,000       99,565      104,668
Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020                 250,000      246,128      268,205
Michigan State Bldg. Auth. Rev., AMBAC, 5.300%,
    October 1, 2016                                                      100,000       98,912      102,784
Michigan State Hospital Finan Auth, 5.375%,
 October 15, 2013                                                         95,000       95,953       97,328
Michigan State Hospital Finan Auth, 5.25%,
     November 1, 2015                                                    180,000      186,434      184,171
Michigan State Hsg. Dev. Auth. Rev., AMBAC, 5.600%,
  December 1, 2009                                                       155,000      155,000      163,013
Michigan State Trunk Line Rev., 6.000%, August 15, 2019                  250,000      242,403      254,173
                                                                      ----------   ----------   ----------
           Total forward                                               9,345,000    9,340,376    9,925,400

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999
--------------------------------------------------------------------------------

                                                                                COST
                                                                                 OR
                                                            PRINCIPAL         AMORTIZED
                                                              AMOUNT            COST        MARKET

           Total Forward                                    $ 9,345,000   $ 9,340,376   $ 9,925,400

Millington Community School District, 5.700%, May 1, 2005       100,000        95,013       102,440
Monroe County General Obl., 5.250 %, November 1, 2002            65,000        62,972        65,905
Mount Pleasant Water Rev., 6.000%, February 1, 2015             340,000       333,978       381,426
Novi Community School District, 6.125%, May 1, 2013             250,000       250,435       279,190
Oakland County General Obl., 6.200%, May 1, 2003                500,000       493,197       508,925
Oakland County General Obl., 6.000%, November 1, 2011           115,000       114,180       124,683
Oakland County General Obl., 6.000%, November 1, 2013           145,000       142,703       157,209
Orange County Sales Tax Rev., 5.250%, January 1, 2016           150,000       148,247       154,139
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003         250,000       251,156       276,530
Petoskey Public School Dist, 4.750%, May 1, 2016                125,000       124,739       124,554
Rochester Comm. School District, 5.625%, May 1, 2009             35,000        34,702        39,305
St. Lucie County School Board, 5.375%, July 1, 2013             150,000       150,000       160,291
San Antonio General Obl, 5.750%, August 1, 2013                 110,000       110,233       116,904
Santa Monica, CA Univ Sch Dist, 5.400%, August 1, 2009           50,000        50,000        54,805
Tarrant Co. Water Control, TX, 5.750%, March 1, 2001            150,000       150,000       157,346
University of Michigan, Revenue, 5.800%, April 1, 2010          230,000       230,000       250,670
Utica Community Schools, MI, 7.100%, May 1, 2006                 75,000        75,000        80,175
Utica Community Schools, MI, 4.250%, May 1, 2002                100,000       100,901       102,253
Warren Consol. Sch Dist MI MBIA, 5.500%, May 1, 2014            200,000       194,500       214,510
Washoe County General Obl., 6.200%, April 1, 2010               185,000       181,976       203,757
Yale Public Schools District, MI, 5.000%, May 1, 2005           125,000       125,000       131,811
Zeeland Public Schools, MI, 6.000%, May 1, 2010                 100,000       100,000       112,639
Zeeland Public Schools, MI, 6.000%, May 1, 2014                 250,000       250,000       281,598
                                                             ----------   -----------   -----------

           Total long-term municipal bonds                   13,145,000    13,109,308    14,006,465
                                                             ----------   -----------   -----------

TOTAL INVESTMENTS                                            13,185,705   $13,151,429   $14,041,013
                                                             ==========   ===========   ===========


See notes to financial statements and Independent Accountants' Review Report.(Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1999
--------------------------------------------------------------------------------



TOTAL INVESTMENT INCOME                                                $ 386,448

EXPENSES:
  Professional fees                                                       18,911
  Custodian fees                                                           5,500
  Other                                                                    3,831
                                                                       ---------
           Total expenses                                                 28,242
                                                                       ---------

NET INVESTMENT INCOME (equivalent to $0.41 per share based on
    883,525 shares of common stock outstanding at January 31, 1999)      358,206
                                                                       ---------

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                    730,590
  End of period                                                          889,584
                                                                       ---------

INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                       158,994
                                                                       ---------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 517,200
                                                                       =========


See notes to financial statements and Independent Accountants Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1999
--------------------------------------------------------------------------------

                                                   COMMON STOCK                                     UNDISTRIBUTED
                                             ------------------------                                    NET
                                                                           PAID-IN      RETAINED      INVESTMENT
                                              SHARES      PAR VALUE        SURPLUS      EARNINGS        INCOME

BALANCE AT JULY 31, 1998                     883,525    $   883,525    $   180,944   $11,967,524   $   347,730

  Net increase in net assets resulting
    from operations                                                                                    358,206

  Dividends to shareholders ($0.44
    per share)                                                                                        (388,703)
                                             -------    -----------    -----------   -----------   -----------

BALANCE AT JANUARY 31, 1999                  883,525    $   883,525    $   180,944   $11,967,524   $   317,233
                                             =======    ===========    ===========   ===========   ===========




                                             UNREALIZED
                                            APPRECIATION
                                                OF
                                            INVESTMENTS      TOTAL

BALANCE AT JULY 31, 1998                    $   730,590   $14,110,313

  Net increase in net assets resulting
    from operations                             158,994       517,200

  Dividends to shareholders ($0.44
    per share)                                               (388,703)
                                            -----------   -----------

BALANCE AT JANUARY 31, 1999                 $   889,584   $14,238,810
                                            ===========   ===========




See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31,1999 (UNAUDITED) AND YEAR ENDED
JULY 31, 1998
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED
                                                                 JANUARY 31,        JULY 31,
                                                                    1999              1998
OPERATIONS:
  Net investment income                                           $   358,206   $   751,033
  Increase in unrealized appreciation                                 158,994        44,458
                                                                  -----------   -----------

           Net increase in net assets resulting from operations       517,200       795,491

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT INCOME                      388,703       752,128
                                                                  -----------   -----------

INCREASE IN NET ASSETS                                                128,497        43,363

NET ASSETS:
  Beginning of period                                              14,110,313    14,066,950
                                                                  -----------   -----------

  End of period                                                   $14,238,810   $14,110,313
                                                                  ===========   ===========


See notes to financial statements and Independent Accountants' Review  Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1999
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      INVESTMENT SECURITIES are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six month period ended January 31, 1999.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgements. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 1999:


          Balance, July 31, 1998                                 $ 13,196,135

            Plus purchases                                          1,426,877
            Less:
              Redeemed securities                                  (1,471,197)
              Premium amortization net of discount accretion             (386)
                                                                 ------------

          Balance, January 31, 1999                              $ 13,151,429
                                                                 ============



      Approximately $386,361 in purchases and $394,342 in redeemed securities were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 1999, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 1999.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is the original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,068,435 at January 31, 1999. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:


                    Aggregate gross unrealized depreciation        $  (2,441)
                    Aggregate gross unrealized appreciation          975,020
                                                                   ---------
                    Net unrealized appreciation                    $ 972,579
                                                                   =========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 1999 and the year ended July 31, 1998.


                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                     JANUARY 31,         JULY 31,
                                                                        1999              1998

      Investment income                                               $   0.44           $   0.91
      Expenses                                                           (0.03)             (0.06)
      Net investment income                                               0.41               0.85
      Dividends from net investment income                               (0.44)             (0.85)
      Increase in unrealized appreciation                                 0.18               0.05
      Increase in net asset value                                         0.15               0.05
      Net asset value - beginning                                        15.97              15.92

      Net asset value - ending                                        $  16.12           $  15.97

      Weighted average shares outstanding during the period            883,525            883,525


7.    INVESTMENT INCOME

      The following details by state, the investment income earned by the Company during the six months ended January 31, 1999:


      Alaska                                                      $  8,844
      California                                                     1,350
      Florida                                                       34,452
      Illinois                                                      25,668
      Michigan*                                                    275,507
      Nevada                                                           137
      Oregon                                                         4,249
      Texas                                                         10,386
      Utah                                                           4,620
      Washington                                                    21,235
                                                                  --------

      Total                                                       $386,448
                                                                  ========

*Included in the Michigan total is $2,444 interest earned on a tax-exempt money market fund for the six months ended January 31, 1999.


                                   * * * * * *